SUBSEQUENT EVENT	9 Months Ended
Sep. 30, 2012
Subsequent Event [Abstract]
SUBSEQUENT EVENT
NOTE 14 - SUBSEQUENT EVENT

On October 3, 2012, the Company, Sigma Opportunity Fund II, LLC, Sigma Capital Advisors and Donald W. Rowley entered into Amendment No. 1 to the Consent and Waiver Agreement dated as of June 4, 2012 (the “Consent and Waiver Amendment”).

Pursuant to the Consent and Waiver Amendment, the parties agreed to amend the Certificate of Designations of the Powers, Preferences, and Relative Participating, Optional and Other Special Rights of Preferred Stock and Qualifications, Limitations and Restrictions thereof of Series C Cumulative Convertible Preferred Stock of the Company which was filed with the Secretary of State of Delaware on July 1, 2011 (the “Certificate of Designations”) to increase the Dividend Rate (as defined therein) to 20% on the Stated Value (as defined therein) for each dividend period beginning June 4, 2012.  The parties also agreed to amend the Certificate of Designations to modify the definition of Breach Event.

Pursuant to the Consent and Waiver Amendment, the parties agreed that if the Company does not redeem on a pro rata basis for cash at least $2,206,000 in Stated Value (as defined in the Certificate of Designations) of the Series C Preferred Stock on or before October 31, 2012, then the parties will negotiate in good faith until November 15, 2012 relating to changes to the Certificate of Designations and other related matters that the parties may wish to agree upon in order to protect the interests of the Series C Preferred Stock and the Company will file the amended Certificate of Designations within two weeks thereafter. If the Company and a majority in interest of the Series C Preferred Stock are unable to agree upon revised terms by November 15, 2012, the Company will file an amendment to the Certificate of Designations no later than November 15, 2012 to provide that the Conversion Value (as defined in the Certificate of Designations) will be equal to the lower of (i) the Conversion Value then in effect, (ii) $1.20 per share or (iii) the closing price of the Company’s common stock on October 31, 2012 (in each case subject to the continuing antidilution provisions contained in the Certificate of Designations).

Pursuant to the Consent and Waiver Amendment, the Company also agreed to issue an aggregate of 175,364 shares of its common stock to the holders of the Series C Preferred Stock on November 15, 2012. An expense of approximately $154,000 related to the fair value of the expected issuance of these shares has been recorded in selling, general and administrative expense in the third quarter of 2012 based on the October 3, 2012 share price of $0.88 per share. This amount has been recorded in accrued expenses and other current liabilities in the accompanying unaudited condensed consolidated balance sheet as of September 30, 2012 and will be trued up upon the issuance of the shares.